SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 29, 2012
SEGMENT INFORMATION
Financial information, by reportable segment and other businesses from continuing operations.

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
Pressure-sensitive Materials	$4,255.5	$4,260.7	$4,000.8
Retail Branding and Information Solutions	1,534.1	1,510.0	1,534.2
Other specialty converting businesses	246.0	255.6	247.0

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Intersegment sales
Pressure-sensitive Materials	$74.1	$73.1	$67.2
Retail Branding and Information Solutions	4.7	3.4	2.5
Other specialty converting businesses	6.5	5.9	5.6

Intersegment sales	$85.3	$82.4	$75.3

Income (loss) from continuing operations before taxes
Pressure-sensitive Materials	$362.9	$352.2	$356.6
Retail Branding and Information Solutions	54.5	42.7	60.2
Other specialty converting businesses	(2.9)	3.4	(.6)
Corporate expense	(86.2)	(94.4)	(100.9)
Interest expense	(72.8)	(71.0)	(76.3)

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Capital expenditures
Pressure-sensitive Materials	$63.8	$70.0	$54.4
Retail Branding and Information Solutions	24.4	23.8	42.8
Other specialty converting businesses	7.4	5.9	3.9
Corporate	1.3	1.6	1.8

Capital expenditures	$96.9	$101.3	$102.9

Depreciation expense
Pressure-sensitive Materials	$82.1	$85.7	$88.5
Retail Branding and Information Solutions	56.7	57.9	56.5
Other specialty converting businesses	8.5	10.4	12.7
Corporate	3.2	3.8	4.0

Depreciation expense	$150.5	$157.8	$161.7

Other expense, net by reportable segment and other businesses
Pressure-sensitive Materials	$33.2	$19.9	$9.0
Retail Branding and Information Solutions	24.6	17.7	6.2
Other specialty converting businesses	5.9	(4.7)	.8
Corporate	5.7	13.7	3.6

Other expense, net	$69.4	$46.6	$19.6

Other expense, net by type
Restructuring costs:
Severance and related costs	$49.6	$35.5	$10.0
Asset impairment and lease cancellation charges	6.8	9.0	2.7
Other items:
Indefinite-lived intangible asset impairment charge	7.0	–	–
Gain on sale of product line	(.6)	(5.6)	–
Gain on sale of investment	–	–	(.5)
Loss from debt extinguishments	–	.7	4.0
Loss from curtailment of domestic pension obligations	–	–	2.5
Legal settlements	–	(1.2)	.9
Costs associated with exiting product lines	3.9	–	–
OCP divestiture-related costs (1)	2.7	8.2	–

Other expense, net	$69.4	$46.6	$19.6

(1)
Represents the portion in continuing operations.

Summary of net sales to unaffiliated customers

(In millions)	2012	2011	2010

Net sales to unaffiliated customers
U.S.	$1,682.8	$1,636.1	$1,602.5
Europe	1,861.9	2,007.8	1,896.7
Asia	1,634.4	1,533.5	1,474.9
Latin America	501.2	489.8	468.4
Other international	355.3	359.1	339.5

Net sales to unaffiliated customers	$6,035.6	$6,026.3	$5,782.0

Summary of property, plant and equipment, net

(In millions)	2012	2011	2010

Property, plant and equipment, net
U.S.	$340.2	$370.5	$488.4
International	675.3	708.9	774.5

Property, plant and equipment, net	$1,015.5	$1,079.4	$1,262.9